Consolidated Statements of Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement
Revenues	$ 224,877	$ 213,630
Cost of sales	(37,646)	(63,700)
Depletion of royalty, stream and other interests	(48,361)	(45,605)
Gross profit	138,870	104,325
Other operating expenses
General and administrative	(41,265)	(25,901)
Business development	(4,168)	(10,290)
Exploration and evaluation	(1,197)	(131)
Mining operating expenses	(12,919)	0
Impairments - royalty, stream and other interests	(2,288)	(26,300)
Impairments - mining exploration, evaluation and development	(122,250)	0
Operating (loss) income	(45,217)	41,703
Interest income	5,065	4,582
Finance costs	(24,586)	(26,131)
Foreign exchange (loss) gain	(554)	1,023
Share of loss of associates	(3,950)	(7,657)
Other gains, net	25,522	13,622
(Loss) earnings before income taxes	(43,720)	27,142
Income tax expense	(12,955)	(10,913)
Net (loss) earnings	(56,675)	16,229
Net (loss) earnings attributable to:
Osisko Gold Royalties Ltd's shareholders	(23,554)	16,876
Non-controlling interests	$ (33,121)	$ (647)
Net (loss) earnings per share
Basic and diluted (in dollars per share)	$ (0.14)	$ 0.10